Shareholder Report, Average Annual Return (Details)		12 Months Ended	59 Months Ended		60 Months Ended	102 Months Ended		104 Months Ended	118 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025 [3]	Sep. 30, 2025 [7]	Sep. 30, 2025
New Perspective Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	10.52%			10.67%					12.50%
New Perspective Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	15.38%			11.15%					12.47%
New Perspective Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	14.62%			11.70%	13.29%	[2]
New Perspective Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class F-1
Average Annual Return, Percent	[1]	17.19%			11.93%					13.09%
New Perspective Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class F-2
Average Annual Return, Percent	[1]	17.50%			12.23%					13.40%
New Perspective Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class F-3
Average Annual Return, Percent	[1]	17.64%			12.35%			13.90%
New Perspective Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	13.12%			11.15%					12.70%
New Perspective Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	15.34%			11.10%					12.67%
New Perspective Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-E
Average Annual Return, Percent	[1]	16.95%			11.68%					12.84%
New Perspective Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	14.56%			11.64%	13.23%	[4]
New Perspective Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-F-1
Average Annual Return, Percent	[1]	17.42%			12.14%					13.33%
New Perspective Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-F-2
Average Annual Return, Percent	[1]	17.52%	13.11%	[5]
New Perspective Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-F-3
Average Annual Return, Percent	[1]	17.57%	13.16%	[6]
New Perspective Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-1
Average Annual Return, Percent	[1]	16.35%			11.13%					12.28%
New Perspective Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-2
Average Annual Return, Percent	[1]	16.36%			11.12%					12.28%
New Perspective Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-2E
Average Annual Return, Percent	[1]	16.68%			11.45%					12.62%
New Perspective Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-3
Average Annual Return, Percent	[1]	16.87%			11.62%					12.78%
New Perspective Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-4
Average Annual Return, Percent	[1]	17.23%			11.96%					13.12%
New Perspective Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-5E
Average Annual Return, Percent	[1]	17.46%			12.18%				12.53%
New Perspective Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-5
Average Annual Return, Percent	[1]	17.59%			12.29%					13.46%
New Perspective Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class R-6
Average Annual Return, Percent	[1]	17.64%			12.34%					13.52%
Without Sales Load [Member] | New Perspective Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	17.27%			11.99%					13.16%
Without Sales Load [Member] | New Perspective Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	16.38%			11.15%					12.47%
Without Sales Load [Member] | New Perspective Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	17.56%			12.27%	13.63%	[2]
Without Sales Load [Member] | New Perspective Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	17.22%			11.95%					13.10%
Without Sales Load [Member] | New Perspective Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	16.34%			11.10%					12.67%
Without Sales Load [Member] | New Perspective Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Perspective Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	17.51%			12.21%	13.57%	[4]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[8]	17.27%	14.36%	[5],[6]	13.54%	11.68%	[2],[4]	11.80%	11.24%	11.91%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.